Transactions with Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Annual adjustment on management fees after December 31, 2012	4.00%
Management fees charged during the year	$ 15,171,000	$ 15,349,000	$ 11,256,000
Commission charged on charter hire agreements during year end	2,873,000	2,877,000	410,000
Due From Related Parties, Current	2,616,000	3,585,000
Costamare Shipping Company SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	850
Management fee per day per vessel before IPO	700
Management fee per day per vessel under bareboat charter	425
Annual fee for Company's officers	1,000,000	1,000,000
Portion of annual fee for Company's officers charged during the period			159,000
Management Agreement Expiration Date	December 31, 2015
Management agreement's automatic extention expiration date	December 31, 2020
Annual adjustment on management fees after December 31, 2012	4.00%
Months required for cancellation written notice for management agreement	12
Management fees calculated on the sale of a vessel	3 months
Construction supervisory fee	700,000
Construction supervisory fee, paid	3,500,000
Construction supervisory fee per vessel, paid	350,000
Commission charged on charter hire agreements	0.75%
Management fees charged during the year	12,208,000	12,038,000	8,902,000
Commission charged on charter hire agreements during year end	2,873,000	2,877,000	410,000
Due From Related Parties, Current	1,561,000	2,568,000
Date of IPO completion	November 4, 2010
Ciel shipmanagement SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	600	600
Management fees charged during the year	2,963,000	3,311,000	2,314,000
Management fees charged for vessels sale prior to IPO			40,000
Due From Related Parties, Current	1,055,000	1,017,000
Number of vessels managed	12	12
Shanghai Costamare Ship Management Co Ltd [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Current	0	0
Due to Related Parties, Current	$ 0	$ 0
Number of vessels managed	9	9